Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009
Statement of Financial Position [Abstract]
Common stock, par value
Common stock, shares authorized
Common stock, shares issued	18,382,500	18,382,500	22,000,000